SEGMENT REPORTING	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SEGMENT REPORTING
NOTE 18	-	SEGMENT REPORTING

A.
General information:

The operations of the Company are conducted through two different core activities: Location based services ("Telematics services") and Wireless communications products ("Telematics products"). These activities also represent the reportable segments of the Company.

The reportable segments are viewed and evaluated separately by Chief Operating Decision Maker (the Company's Co-Chief Executive Officers), since the marketing strategies, processes and expected long term financial performances of the segments are different.

Telematics services:

The telematics services segment consists predominantly of regionally- based stolen vehicle recovery (SVR) services, fleet management services and value-added services that include among others, connected car, UBI (usage base insurance), personal advanced locater services and concierge services.

The Company provides Location based services in Israel, Brazil, Argentina, Colombia, Mexico, Ecuador and the United States.

Telematics products:

The telematics product segment consists mainly of short and medium range two-way machine-to-machine wireless communications products that are used for various applications, including automatic vehicle location, and automatic vehicle identification.

B.	Information about reported segment profit or loss and assets:

	US dollars
(in thousands)	Telematics services	Telematics products	Total

Year ended December 31, 2022
Revenues	209,558	83,514	293,072
Operating income	56,287	2,487	58,774
Assets	97,244	35,436	132,680
Goodwill	33,990	5,520	39,510
Expenditures for assets	18,705	1,320	20,025
Depreciation and amortization	12,679	1,959	14,638

Year ended December 31, 2021
Revenues	189,649	81,235	270,884
Operating income	48,072	6,543	54,615
Assets	79,535	38,312	117,847
Goodwill	34,215	5,784	39,999
Expenditures for assets	9,057	1,053	10,110
Depreciation and amortization	11,411	2,142	13,553

Year ended December 31, 2020
Revenues	182,944	62,683	245,627
Operating income (loss)	28,666	(835)	27,831
Assets	89,939	22,425	112,364
Goodwill	34,152	5,710	39,862
Expenditures for assets	6,116	1,142	7,258
Depreciation and amortization	12,471	2,008	14,479
Impairment of goodwill	9,479	1,029	10,508
Impairment of intangible assets	1,869	1,792	3,661

C.
Information about reported segment profit or loss and assets:

The evaluation of performance is based on the operating income of each of the two reportable segments.

Accounting policies of the segments are the same as those described in the accounting policies applied in the consolidated financial statements.

Due to the nature of the reportable segments, there have been no inter-segment sales or transfers during the reported periods.

Financing expenses, net, non-operating other expenses, net, taxes on income and the share of the Company in losses of affiliated companies were not allocated to the reportable segments, since these items are carried and evaluated on the enterprise level.

D.	Reconciliations of reportable segment revenues, profit or loss, and assets, to the enterprise’s consolidated totals:

	US dollars
	Year ended December 31,
(in thousands)	2022	2021	2020

Total revenues of reportable segment and consolidated revenues	293,072	270,884	245,627

Operating income
Total operating income for reportable segments	58,774	54,615	27,831
Unallocated amounts:
Financing income, net	(5,944)	(5,538)	1,480
Other expense, net	-	(109)	(272)
Consolidated income before taxes on income	52,830	48,968	29,039

Assets
Total assets for reportable segments (*)	172,190	157,846	152,226
Other unallocated amounts:
Current assets	72,190	93,244	117,295
Investments in affiliated and other companies	2,967	2,751	2,171
Property and equipment, net	14,795	15,783	17,180
Other unallocated amounts	28,785	23,397	23,600
Consolidated total assets (at year end)	290,927	293,021	312,472

Other significant items
Total expenditures for assets of reportable segments	20,025	10,110	7,258
Unallocated amounts	6,480	6,516	2,976
Consolidated total expenditures for assets	26,505	16,626	10,234

Total depreciation, amortization and impairment for reportable segments	14,638	13,553	28,648
Unallocated amounts	5,496	4,543	4,352
Consolidated total depreciation, amortization and impairment	20,134	18,096	33,000

(*)	Including goodwill.

E.	Geographic information
	Revenues
	Year ended December 31,
(in thousands)	2022	2021	2020

Israel	150,423	140,569	120,515
Brazil	69,091	57,764	61,470
Others	73,558	72,551	63,642
Total	293,072	270,884	245,627
	Property and equipment, net
	December 31,
(in thousands)	2022	2021	2020

Israel	13,138	14,524	13,784
Brazil	23,488	13,617	14,462
Others	8,972	7,511	9,407
Total	45,598	35,652	37,653

-	Revenues were attributed to countries based on customer location.
-	Property and equipment were classified based on major geographic areas in which the Company operates.

F. Major customers

During 2020, 2021 and 2022 there were no sales exceeding 10% of total revenues to none of the Company customers.

G. Major product lines and timing of revenue recognition

In the following table, revenue is disaggregated by primary major product lines, and timing of revenue recognition for the years ended December 31, 2021 and 2022:

	US dollars
	Reportable segments result of operations
(in thousands)	Year ended December 31, 2021			Year ended December 31, 2022
	Telematics services	Telematics products	Total	Telematics services	Telematics products	Total
At a point of time	-	78,947	78,947	-	81,342	81,342
Over a period of time	189,649	2,288	191,937	209,558	2,172	211,730
	189,649	81,235	270,884	209,558	83,514	293,072

In the following table, revenue is disaggregated by primary major product lines, and timing of revenue recognition for the year ended December 31, 2020:

	US dollars
	Reportable segments result of operations
(in thousands)	Year ended December 31, 2020
	Telematics services	Telematics products	Total
At a point of time	-	60,953	60,953
Over a period of time	182,944	1,730	184,674
	182,944	62,683	245,627